Accounts Receivable, Net - Summary of Accounts Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Accounts Receivable Additional Disclosures [Abstract]
Accounts receivable, gross	¥ 88,179		¥ 67,603
Less: allowance for credit loss	(21,082)		(8,397)	¥ (1,609)
Accounts receivable, net	¥ 67,097	$ 9,192	¥ 59,206